Intangible assets, net (Details 1) ¥ in Thousands	Dec. 31, 2016 CNY (¥)
Amortization expenses, 2017	¥ 667,373
Amortization expenses, 2018	667,218
Amortization expenses, 2019	666,802
Amortization expenses, 2020	202,220
Amortization expenses, 2021	¥ 21,865